Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024
Disclosure of financial assets [line items]
Amortized cost	$ 203,810	$ 157,208
Allowance for credit losses on debt securities at FVOCI	(35)		$ (35)
Held-to-collect securities category [member]
Disclosure of financial assets [line items]
Amortized cost	$ 100,420	$ 100,258